UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

California Tax-Free Income Fund

5.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value

Tax-exempt long-term bonds 99.96%					$328,043,664
(Cost $303,427,327)

California 89.78%					294,651,546

ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Ctr for Int'l Schools
Proj (G)	7.375	05-01-18	BB+	4,300	4,395,503
Rev San Diego Hosp Assn Ser 2001A	6.125	08-15-20	BBB+	2,000	2,139,420
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp Proj
Ser 1997C	Zero	09-01-18	AAA	3,000	1,700,760
Anaheim, City of,
Rev Ref Cert of Part Reg Convention Ctr (P)	8.820	07-16-23	AAA	2,000	2,189,080
Antioch Public Financing Auth,
Rev Ref Reassessment Sub Ser 1998B (G)	5.850	09-02-15	BB+	1,375	1,439,914
Bay Area Toll Auth,
Rev Ref San Francisco Bridge Ser 2006A	5.000	04-01-31	AA	2,000	2,065,780
Belmont Community Facilities District,
Rev Special Tax Dist No. 2000 1 Library Proj
Ser 2004A	5.750	08-01-24	Aaa	1,000	1,162,110
California County Tobacco Securitization Agency,
Rev Asset Backed Bond Fresno County Fdg Corp	6.000	06-01-35	BBB	1,765	1,839,006
Rev Asset Backed Bond Kern County Corp
Ser 2002A	6.125	06-01-43	BBB	5,000	5,242,350
Rev Asset Backed Bond Los Angeles County
(Step Coupon 5.250%, 12-01-10) (O)	Zero	06-01-21	Baa3	5,000	3,998,850
Rev Asset Backed Bond Stanislaus Fdg Ser 2002A	5.500	06-01-33	Baa3	1,000	1,016,840
California Department of Water Resources,
Rev Pwr Supply Ser 2002A	5.375	05-01-21	A-	4,000	4,375,560
Rev Pwr Supply Ser 2002C-7 (P)	2.955	05-01-22	AAA	1,100	1,100,000
California Educational Facilities Auth,
Rev Ref Pooled College & Univ Financing
Ser 1993B	6.125	06-01-09	Baa2	20	20,038
Rev Ref Woodbury Univ	5.000	01-01-30	BBB-	2,000	2,008,220
Rev Univ of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,518,488
California Health Facilities Financing Auth,
Rev Catholic Healthcare West Ser 2004G	5.250	07-01-23	A-	1,000	1,036,250
Rev Kaiser Permanente Ser 2006A (N)	5.250	04-01-39	A+	2,500	2,585,200
Rev Ref Catholic Healthcare Ser 1995A	5.750	07-01-15	AAA	245	249,858
Rev Ref Cedars Sinai Med Ctr	5.000	11-15-34	A3	2,000	2,015,100
Rev Ref Insd Hlth Facil-Small Facil Ser 1994B	7.500	04-01-22	A+	550	556,968
California Infrastructure & Economic Development
Bank,
Rev J David Gladstone Inst Proj	5.250	10-01-34	A-	1,000	1,021,250
Rev Kaiser Hosp Asst I LLC Ser 2001A	5.550	08-01-31	A+	3,000	3,137,820
California Pollution Control Financing Auth,
Rev Poll Control Pacific Gas & Electric
Ser 1996A	5.350	12-01-16	AAA	1,000	1,054,880

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Rev Solid Waste Disposal Keller Canyon
Landfill Co Proj	6.875	11-01-27	BB-	2,000	2,008,660
Rev Chemical Waste Mgmt Inc Proj Ser 2005C	5.125	11-01-23	BBB	2,000	2,046,280
California Rural Home Mortgage Finance Auth,
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A	7.750	05-01-27	AAA	10	10,277
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A	7.550	11-01-26	AAA	10	10,261
California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004B	5.000	07-01-23	AA-	2,000	2,048,780
Rev Sales Tax Ser 2004C-5 (P)	3.480	07-01-23	AA-	1,200	1,200,000
California State Public Works Board,
Rev Lease Dept of Corrections Ser 2003C	5.500	06-01-18	A	5,000	5,404,500
Rev Ref Lease Dept of Corrections State
Prisons Ser 1993A	5.000	12-01-19	AAA	5,000	5,260,900
Rev Ref Lease Various Univ of Calif Projs
Ser 1993A	5.500	06-01-21	AA-	1,250	1,250,850
California Statewide Communities Development Auth,
Rev Ref Cert of Part Univ Corp Calif State
Univ	6.000	04-01-26	AAA	1,620	1,639,019
California Statewide Financing Auth,
Rev Tobacco Settlement Asset Backed Bond 2002A	6.000	05-01-37	Baa3	2,500	2,603,850
Rev Tobacco Settlement Asset Backed Bond 2002B	6.000	05-01-37	Baa3	4,000	4,166,160
California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,084,320
Gen Oblig Unltd	5.125	11-01-24	A+	3,500	3,632,055
Gen Oblig Unltd (P)	3.480	05-01-34	AA	595	595,000
Gen Oblig Unltd Ref (P)	5.673	03-01-16	AAA	6,255	7,005,975
Gen Oblig Unltd Ref	5.000	06-01-34	A+	2,000	2,033,520
Gen Oblig Unltd Ref	4.750	04-01-29	AAA	6,000	6,005,880
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)	6.000	09-01-33	BB	750	788,092
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)	5.875	09-01-23	BB	500	528,155
Rev Spec Tax Cmty Facil Dist No. 92 1 (G)	7.100	09-01-21	AA	2,025	2,136,193
Rev Spec Tax Cmty Facil Dist No. 98 2 (G)	5.750	09-01-29	AA	2,470	2,668,440
Carson, City of,
Rev Spec Assessment Imp Bond Act of 1915 Dist
No. 2001 1 (G)	6.375	09-02-31	BB+	1,375	1,422,671
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec Ser 1997C	Zero	09-01-16	AAA	2,145	1,358,943
Chula Vista Industrial Development Agency,
Rev San Diego Gas Ser 2005D	5.000	12-01-27	A+	1,500	1,511,880
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap Facil Ser 1999 A	5.000	06-01-28	AAA	3,000	3,058,440
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)	5.875	09-01-23	BB+	1,345	1,392,559
Costa Mesa Public Financing Auth,
Rev Local Agency Ser 1991A (G)	7.100	08-01-21	BBB	200	200,818
Del Mar Race Track Auth,
Rev Ref Ser 1996 (G)	6.200	08-15-11	AA	1,865	1,911,662
Rev Ref Ser 1996 (G)	6.000	08-15-06	AA	500	502,380
Eastern Municipal Water District,
Rev Cert of Part Wtr & Swr Ser 2006A	5.000	07-01-32	AAA	2,965	3,050,066

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	6,615	2,268,813
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	30,000	5,244,900
Rev Ref Toll Rd Sr Lien Ser 1995A	6.500	01-01-32	AAA	1,665	1,693,338
Rev Ref Toll Rd Sr Lien Ser 1995A	6.000	01-01-34	AAA	14,775	14,984,214
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A	6.550	09-02-12	BBB+	1,100	1,106,479
Fresno, City of,
Rev Swr Ser A 1	5.250	09-01-19	AAA	1,000	1,095,130
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights Dist No. 1 (G)	6.200	09-01-32	BB	1,000	1,057,270
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	BBB	3,000	3,246,780
Irvine, City of,
Rev Meadows Mobile Home Park Ser 1998A (G)	5.700	03-01-28	BBB-	3,975	4,084,313
Irwindale Community Redevelopment Agency,
Rev Ref Tax Alloc Sub Lien Ind'l Dev Proj (G)	7.050	06-01-26	BBB	2,750	2,844,408
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C	Zero	08-01-26	AAA	1,000	387,250
Lancaster School District,
Rev Ref Cert of Part Cap Apprec	Zero	04-01-19	AAA	1,730	943,559
Rev Ref Cert of Part Cap Apprec	Zero	04-01-22	AAA	1,380	643,190
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No. 2 Montecito
Ranch (G)	6.125	09-01-27	BB	1,200	1,268,628
Long Beach, City of,
Rev Ref Harbor Ser 1998A	6.000	05-15-18	AAA	2,660	3,033,703
Rev Spec Tax Cmty Facil Dist No. 6 Pike (G)	6.250	10-01-26	BB-	2,500	2,653,725
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades Business Park
Proj (G)	6.400	09-01-22	BB+	1,000	1,035,860
Los Angeles Community Redevelopment Financing Auth,
Rev MultiFamily Grand Central Square Ser 1993A	5.850	12-01-26	BBB-	2,000	2,001,140
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997 Ser 2002E	5.500	07-01-17	AAA	1,500	1,641,555
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)	7.375	09-01-27	BB	2,500	2,610,775
Modesto, City of,
Rev Spec Tax Cmnty Facil Dist No. 04-1 2 (G)	5.100	09-01-26	BB	2,000	2,015,740
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1998B	Zero	08-01-22	AAA	14,200	6,059,708
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj Ser 1990A	7.000	05-01-13	AAA	100	115,752
Northstar Community Services District,
Rev Special Tax District No. 1 (G)	5.550	09-01-36	BB-	3,000	3,061,260
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj	5.000	02-01-17	AAA	2,045	2,081,810
Orange, County of,
Rev Ref Spec Assessment Imp Bond Act of 1915
Ltd Oblig Dist No. 01-1 (G)	5.000	09-02-26	BB	500	501,955
Rev Spec Assessment Imp Bond Act 1915 Ltd
Oblig (G)	5.750	09-02-33	BB+	1,570	1,583,722
Rev Spec Tax Cmty Facil Dist No. 1 Ladera
Ranch Ser 2000A (G)	6.250	08-15-30	AA	1,000	1,055,200

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

Oxnard, City of,
Rev Special Tax District No. 3 - Seabridge (G)	5.000	09-01-35	BB	1,500	1,468,290
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds Ser 2001B	Zero	09-01-25	AAA	4,735	1,854,226
Pasadena, City of,
Cert of Part Ref Old Pasadena Parking Facil
Proj	6.250	01-01-18	AA-	1,045	1,172,271
Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1 Pkwy
Business Ctr (G)	6.750	08-15-15	BB	1,000	1,068,720
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)	6.700	09-01-30	BB	1,000	1,060,030
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel Proj (G)	7.000	07-01-16	BBB+	950	970,577
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs Riverside County
Ser 1993A	6.500	06-01-12	A+	1,000	1,119,920
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser 1999A (G)	6.250	01-01-30	BB+	5,000	5,238,700
Sacramento Municipal Utility District,
Rev Ref Electric Ser 2001P	5.250	08-15-21	AAA	1,000	1,056,230
Sacramento Power Auth,
Rev Cogeneration Proj	6.000	07-01-22	BBB	12,000	12,264,240
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj Ser 1992B	6.875	08-01-24	AAA	350	446,212
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	8,750	9,483,425
San Bruno Park School District,
Gen Oblig Unltd Cap Apprec Ser 2000B	Zero	08-01-21	AAA	1,015	492,153
Gen Oblig Unltd Cap Apprec Ser 2000B	Zero	08-01-23	AAA	1,080	470,761
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)	5.945	04-23-08	AAA	1,000	1,076,640
Rev Ref Cert of Part Inverse Floater (P)	5.945	04-22-09	AAA	400	445,048
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec Ser 1999B (G)	Zero	09-01-17	BB	1,600	881,472
Rev Ref Tax Alloc Cap Apprec Ser 1999B (G)	Zero	09-01-18	BB	1,700	875,857
Rev Ref Tax Alloc City Heights Proj
Ser 1999A (G)	5.800	09-01-28	BB	1,395	1,433,837
Rev Tax Alloc City Heights Proj Ser 1999A (G)	5.750	09-01-23	BB	1,000	1,023,220
San Diego Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1999A	Zero	07-01-21	AAA	2,500	1,217,050
Gen Oblig Unltd Election of 1998 Ser 2000B	5.000	07-01-25	AAA	2,450	2,561,108
San Francisco City & County Redevelopment Agency,
Rev Cmty Facil Dist No. 6 Mission
Ser 2001A (G)	6.000	08-01-25	BB	2,500	2,610,075
Rev Spec Tax Cmnty Facil Dist No. 6
Ser 2005A (G)	5.150	08-01-35	BB	1,250	1,241,325
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv Ser 1993A	5.000	10-01-13	A	2,145	2,263,297
San Joaquin Hills Transportation Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec Ser 1997A
Step Coupon (5.750%, 01-15-07) (O)	Zero	01-15-21	B	5,000	4,749,250
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,637,400
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,113,305

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)	6.000	08-01-31	AA	1,305	1,405,537
San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog	5.000	07-01-21	AAA	1,815	1,929,926
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil Ser 1994A	6.250	07-01-19	AAA	1,790	2,110,786
Rev Lease Police Admin & Hldg Facil Ser 1994A	6.250	07-01-24	AAA	10,000	12,048,900
Rev Ref Mainplace Proj Ser 1998D (G)	5.600	09-01-19	BBB-	1,000	1,065,340
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil Projs Ser 2000B	5.500	05-15-17	AAA	6,000	6,419,700
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No. 99 1 (G)	6.000	09-01-30	BB+	500	524,780
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area No. 1 (G)	6.375	09-01-30	BB	1,495	1,530,372
Southern California Public Power Auth,
Rev Ref Southern Transm Proj	Zero	07-01-13	AAA	4,400	3,284,688
Tobacco Securitization Authority of Northern
California,
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	AAA	1,000	1,074,550
Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr Ser 2001A	5.500	06-01-31	A+	2,000	2,071,180
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1	6.375	09-01-35	AAA	1,000	1,078,760
University of California,
Rev Ltd Proj Ser 2005B	5.000	05-15-33	AAA	1,000	1,029,730
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part	5.000	07-01-19	AAA	2,500	2,668,450
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion Plaza Proj	6.000	09-01-22	AA	3,000	3,388,200

Puerto Rico 10.18%					33,392,118

Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	8.095	07-01-11	AAA	7,500	8,953,800
Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 1996Z	6.250	07-01-14	AAA	3,250	3,738,573
Rev Ref Ser 1998A	5.000	07-01-38	AAA	5,000	5,072,900
Puerto Rico Ind'l, Tourist, Ed'l, Med &
Environmental Control Facilities Financing Auth,
Rev Hosp de La Concepcion Ser 2000A	6.500	11-15-20	AA	500	551,500
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E	5.700	08-01-25	Aaa	2,500	2,669,825
Puerto Rico, Commonwealth of,
Gen Oblig Unltd	6.500	07-01-15	BBB	6,000	6,871,920
Gen Oblig Unltd Ser 975 (P)	6.300	07-01-18	Aaa	5,000	5,533,600

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2006 (unaudited)

		Interest	Par value
Issuer, description, maturity date		rate (%)	($000)	Value

Short-term investments 0.04%				$136,000
(Cost $136,000)

Joint Repurchase Agreement	0.04%			136,000

Investment in a joint repurchase agreement
transaction with Bank of America – Dated 5-31-06,
due 6-1-06 (secured by U.S. Treasury Inflation
Indexed Bond 2.375%, due 1-15-06 and 3.625%, due
4-15-28 and U.S. Treasury Inflation Indexed Note
4.250%, due 1-15-06)		4.900	136	136,000

Total investments	100.00%			$328,179,664

John Hancock
California Tax-Free Income Fund
Footnotes to Schedule of Investments
May 31, 2006 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where
Standard & Poor's ratings are not available unless indicated otherwise.

(G)	Security rated internally by John Hancock Advisers, LLC.

(N)	This security having an aggregate value of $2,585,200 or 0.79% of the Fund's total investments, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $2,560,754 of Foothill/Eastern Transportation Corridor Agency, 6.000%, 01-01-34 has been segregated to cover the when-issued commitments.

(O)	Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P)	Represents rate in effect on May 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on May 31, 2006, including short-term investments, was $303,563,327.
Gross unrealized appreciation and depreciation of investments aggregated $25,273,053 and $656,716, respectively, resulting in net unrealized appreciation of $24,616,337.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q3 5/06
7/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: July 27, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: July 27, 2006